GuideMark® Core Fixed Income Fund
Schedule of Investments (Unaudited)
December 31, 2023

Principal Amount		Value
	ASSET BACKED SECURITIES - 8.20%
145,000	Affirm Asset Securitization Trust
	Series 2023-A1A, 6.610%, 01/18/2028 (Callable 01/15/2025) (c)(g)	$145,888
285,000	Aligned Data Centers Issuer LLC
	Series 2023-1 A-2, 6.000%, 08/17/2048 (Callable 08/15/2026) (c)	283,126
	American Credit Acceptance Receivables Trust
14,602	Series 2022-3B, 4.550%, 10/13/2026 (Callable 07/13/2025) (c)	14,585
125,000	Series 2023-3B, 6.090%, 11/12/2027 (Callable 01/12/2027) (c)	125,788
150,000	AmeriCredit Automobile Receivables Trust
	Series 2019-3D, 2.580%, 09/18/2025 (Callable 04/18/2024)	148,666
76,810	Amur Equipment Finance Receivables XI LLC
	Series 2022-2 A-2, 5.300%, 06/21/2028 (Callable 06/20/2026) (c)	76,636
281,838	ARI Fleet Lease Trust
	Series 2023-A A-2, 5.410%, 02/17/2032 (Callable 12/15/2026) (c)	281,388
48,609	Avant Loans Funding Trust
	Series 2021-REV1 A, 1.210%, 07/15/2030 (Callable 01/15/2024) (c)(g)	48,266
140,000	Avis Budget Rental Car Funding AESOP LLC
	Series 2023-7 A, 5.900%, 08/21/2028 (c)	143,716
450,000	Bain Capital Credit CLO Ltd.
	Series 2017-2A AR2, 6.820% (3 Month LIBOR USD + 1.442%, 1.180% Floor), 07/25/2034 (Callable 01/25/2024) (a)(c)	450,114
27,043	BHG Securitization Trust
	Series 2021-B A, 0.900%, 10/17/2034 (Callable 10/17/2027) (c)(g)	26,192
260,000	BlueMountain CLO, Ltd.
	Series 2019-24A AR, 6.777% (3 Month LIBOR USD + 1.362%, 1.100% Floor), 04/20/2034 (Callable 01/20/2024) (a)(c)	259,099
379,899	Carvana Auto Receivables Trust
	Series 2022-P2, 4.130%, 04/12/2027 (Callable 02/10/2028)	374,522
	CF Hippolyta Issuer LLC
89,945	Series 2020-1 A1, 1.690%, 07/15/2060 (Callable 01/15/2024) (c)	83,208
87,534	Series 2020-1 A2, 1.990%, 07/15/2060 (Callable 07/15/2024) (c)	74,804
94,245	Series 2021-1A A1, 1.530%, 03/15/2061 (Callable 03/15/2024) (c)	84,374
107,484	Series 2022-1A A1, 5.970%, 08/15/2062 (c)	105,947
216,793	Chesapeake Funding II LLC
	Series 2023-1A A-1, 5.650%, 05/15/2035 (Callable 03/15/2026) (c)	217,471
65,000	CNH Equipment Trust
	Series 2023-A A4, 4.770%, 10/15/2030 (Callable 02/15/2027)	64,710
269,433	CPS Auto Receivables Trust
	Series 2023-B A, 5.910%, 08/16/2027 (Callable 06/15/2027) (c)	269,652
602,700	DB Master Finance LLC
	Series 2021-1A A23, 2.791%, 11/20/2051 (Callable 11/20/2027) (c)(g)	499,432
110,000	DLLAA LLC
	Series 2023-1, 5.640%, 02/22/2028 (Callable 12/20/2027) (c)	112,259
	Domino's Pizza Master Issuer LLC
180,500	Series 2018-1, 4.116%, 07/25/2048 (Callable 01/25/2024) (c)(g)	175,926
72,188	Series 2019-1, 3.668%, 10/25/2049 (Callable 10/25/2026) (c)(g)	66,074
380,250	Series 2021-1A A2I, 2.662%, 04/25/2051 (Callable 10/25/2025) (c)(g)	337,227
110,000	DT Auto Owner Trust
	Series 2023-2A-B, 5.410%, 02/15/2029 (Callable 11/15/2026) (c)	109,501
145,000	Enterprise Fleet Financing 2023-1 LLC
	Series 2023-1 A3, 5.420%, 10/22/2029 (Callable 10/20/2026) (c)	146,587
	Exeter Automobile Receivables Trust
80,615	Series 2019-4, 2.580%, 09/15/2025 (Callable 07/15/2024) (c)	79,809
35,190	Series 2020-1, 2.730%, 12/15/2025 (Callable 09/15/2024) (c)	34,730
46,355	Series 2022-1, 2.180%, 06/15/2026 (Callable 07/15/2026)	46,206
120,000	Series 2022-4, 4.570%, 01/15/2027 (Callable 08/15/2026)	119,387
62,000	Series 2022-6, 6.030%, 08/16/2027 (Callable 09/15/2026)	62,127
60,000	Series 2023-3, 6.110%, 09/15/2027 (Callable 08/15/2027)	60,234
	Flagship Credit Auto Trust
53,000	Series 2023-1, 5.050%, 01/18/2028 (Callable 06/15/2027) (c)	52,501
136,000	Series 2023-2, 5.210%, 05/15/2028 (Callable 01/15/2028) (c)	135,722
204,000	Series 2022-3, 4.690%, 07/17/2028 (Callable 12/15/2026) (c)	199,984
315,016	Galaxy XXIII CLO Ltd.
	Series 2017-23A AR, 6.530% (3 Month LIBOR USD + 1.132%, 0.870% Floor), 04/24/2029 (Callable 01/24/2024) (a)(c)	314,750
40,000	GLS Auto Receivables Issuer Trust
	Series 2022-3 B, 4.920%, 01/15/2027 (Callable 01/15/2027) (c)	39,691
300,000	GTP Acquisition Partners I LLC
	Series 2015-1-2, 3.482%, 06/16/2025 (Callable 01/29/2024) (c)	291,781
370,000	Hertz Vehicle Financing III LLC
	Series 2023-3 B, 5.940%, 02/25/2028 (c)	377,126
	Navient Private Education Refi Loan Trust
104,285	Series 2021-E A, 0.970%, 12/16/2069 (Callable 11/15/2029) (c)	90,016
173,022	Series 2021-F A, 1.110%, 02/18/2070 (Callable 05/15/2030) (c)	147,633
217,545	Series 2023-A A, 5.510%, 10/15/2071 (Callable 10/15/2032) (c)	217,738
280,000	Octagon 61 Ltd.
	Series 2023-61, 7.766% (TSFR3M + 2.350%, 2.350% Floor), 04/20/2036 (Callable 04/20/2025) (a)(c)	280,681
78,536	OZLM VII, Ltd.
	Series 2014-7R, 6.674% (3 Month LIBOR USD + 1.272%, 1.010% Floor), 07/17/2029 (Callable 01/17/2024) (a)(c)	78,517
415,000	Retained Vantage Data Centers Issuer LLC
	5.000%, 09/15/2048 (Callable 09/15/2028) (c)	390,705
	RR, Ltd.
420,000	Series 2023-23R A2R, 7.999% (TSFR3M + 2.650%, 2.650% Floor), 10/15/2035 (Callable 07/15/2025) (a)(c)	420,582
250,000	Series 2023-26A A2, 7.644% (TSFR3M + 2.250%, 2.250% Floor), 04/15/2038 (Callable 04/15/2025) (a)(c)	250,437
	Santander Drive Auto Receivables Trust
95,000	Series 2022-5, 4.430%, 03/15/2027 (Callable 05/15/2026)	93,903
65,000	Series 2022-6, 4.720%, 06/15/2027 (Callable 08/15/2026)	64,426
305,000	Series 2022-4, 4.420%, 11/15/2027 (Callable 05/15/2026)	301,424
255,000	Series 2022-7, 5.950%, 01/17/2028 (Callable 03/15/2026)	256,371
115,000	Series 2023-1, 4.980%, 02/15/2028 (Callable 05/15/2026)	114,207
190,000	Series 2023-3, 5.610%, 07/17/2028 (Callable 01/15/2027)	191,076
195,000	Series 2023-4, 5.770%, 12/15/2028 (Callable 10/15/2027)	197,916
155,000	SFS Auto Receivables Securitization Trust
	Series 2023-1, 5.470%, 12/20/2029 (Callable 08/20/2027) (c)	157,396
	Sound Point CLO, Ltd.
67,539	Series 2018-3, 6.605% (3 Month LIBOR USD + 1.212%, 0.000% Floor), 04/15/2029 (Callable 01/15/2024) (a)(c)	67,509
410,000	Series 2021-1A A, 6.710% (3 Month LIBOR USD + 1.332%, 1.332% Floor), 04/25/2034 (Callable 01/25/2024) (a)(c)	406,410
270,000	Stack Infrastructure Issuer LLC
	Series 2023-2 A-2, 5.900%, 07/25/2048 (Callable 06/25/2026) (c)	269,081
100,000	Summit Issuer LLC
	Series 2020-1, 2.290%, 12/20/2050 (Callable 12/20/2024) (c)	92,636
725,085	Taco Bell Funding LLC
	Series 2021-1A A2II, 2.294%, 08/25/2051 (Callable 02/25/2026) (c)(g)	624,397
250,000	Texas Debt Capital CLO, Ltd.
	Series 2023-I B, 7.716% (TSFR3M + 2.300%, 2.300% Floor), 04/20/2036 (Callable 04/20/2025) (a)(c)	250,390
405,000	THL Credit Wind River CLO Ltd.
	Series 2020-1A, 7.107% (3 Month LIBOR USD + 1.692%, 1.430% Floor), 10/20/2033 (Callable 01/20/2024) (a)(c)	404,995
5,893	Upstart Securitization Trust
	Series 2021-4, 0.840%, 09/20/2031 (Callable 01/20/2025) (c)	5,874
410,000	Venture CLO, Ltd.
	Series 2021-42A A1A, 6.785% (3 Month LIBOR USD + 1.392%, 1.130% Floor), 04/15/2034 (Callable 01/15/2024) (a)(c)	406,550
111,099	Voya CLO, Ltd.
	Series 2015-1R, 6.557% (3 Month LIBOR USD + 1.162%, 0.900% Floor), 01/18/2029 (Callable 01/18/2024) (a)(c)	111,068
369,528	Wellfleet CLO X, Ltd.
	Series 2019-XA A1R, 6.847% (3 Month LIBOR USD + 1.432%, 0.000% Floor), 07/20/2032 (Callable 01/20/2024) (a)(c)	366,996
75,198	Wendy's Funding LLC
	Series 2018-1, 3.884%, 03/15/2048 (Callable 03/15/2024) (c)(g)	70,136
	Westlake Automobile Receivables Trust
225,000	Series 2022-2 B, 4.310%, 09/15/2027 (Callable 03/15/2026) (c)	222,407
60,000	Series 2023-1, 5.410%, 01/18/2028 (Callable 06/15/2026) (c)	59,742
197,000	Wingstop Funding LLC
	Series 2020-1, 2.841%, 12/05/2050 (Callable 06/05/2024) (c)(g)	177,918
100,000	World Omni Auto Receivables Trust
	Series 2023-A B, 5.030%, 05/15/2029 (Callable 09/15/2026)	100,006
	Total Asset Backed Securities (Cost $13,446,651)	13,428,349

	COLLATERALIZED MORTGAGE OBLIGATIONS - 15.36%
186,339	510 Asset Backed Trust
	Series 2021-NPL2 A-1, 2.116%, 06/25/2061 (Callable 07/25/2024) (c)(k)	181,384
75,065	Ajax Mortgage Loan Trust
	Series 2021-C A, 2.115%, 01/25/2061 (Callable 01/25/2024) (c)(k)	72,903
	Angel Oak Mortgage Trust
63,512	Series 2020-R1, 0.990%, 04/25/2053 (Callable 01/25/2024) (b)(c)	58,312
145,424	Series 2021-4 A1, 1.035%, 01/20/2065 (Callable 01/25/2024) (b)(c)	117,986
26,113	Series 2020-6 TR, 1.261%, 05/25/2065 (Callable 01/25/2024) (b)(c)	22,739
88,534	Series 2021-1, 0.909%, 01/25/2066 (Callable 01/25/2024) (b)(c)	75,534
90,257	Series 2021-2 A1, 0.985%, 04/25/2066 (Callable 01/25/2024) (b)(c)	76,640
168,910	Series 2021-3 A1, 1.068%, 05/25/2066 (Callable 01/25/2024) (b)(c)	141,419
221,664	Series 2021-5 A1, 0.951%, 07/25/2066 (Callable 01/25/2024) (b)(c)	187,570
164,385	Series 2021-8, 1.820%, 11/25/2066 (Callable 01/25/2024) (b)(c)	139,958
417,382	Series 2022-1, 2.881%, 12/25/2066 (Callable 01/25/2025) (c)(k)	374,911
100,000	Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
	Series 2021-FL2 A, 6.576% (1 Month LIBOR USD + 1.214%, 1.100% Floor), 05/15/2036 (Callable 01/15/2024) (a)(c)	99,516
	Arroyo Mortgage Trust
54,716	Series 2019-3, 2.962%, 10/25/2048 (Callable 01/25/2024) (b)(c)	51,022
58,270	Series 2019-2, 3.347%, 04/25/2049 (Callable 01/25/2024) (b)(c)	55,114
	BANK
2,123,738	Series 2019-BNK23, 0.686%, 12/15/2052 (Callable 09/15/2029) (b)(j)	69,046
996,589	Series 2023-BNK45, 0.995%, 02/15/2056 (Callable 10/15/2032) (b)(j)	63,759
977,029	Series 2019-BNK18, 0.886%, 05/15/2062 (Callable 02/15/2029) (b)(j)	36,448
1,148,505	Series 2019-BNK20, 0.811%, 09/15/2062 (Callable 07/15/2029) (b)(j)	41,903
1,303,242	Series 2019-BNK22, 0.591%, 11/15/2062 (Callable 08/15/2029) (b)(j)	36,716
981,299	Series 2019-BNK24, 0.635%, 11/15/2062 (Callable 09/15/2029) (b)(j)	30,513
970,177	Series 2020-BNK26, 1.209%, 03/15/2063 (Callable 12/15/2029) (b)(j)	52,642
1,518,340	Series 2020-BNK28, 1.760%, 03/15/2063 (Callable 07/15/2030) (b)(j)	135,373
	BBCMS Mortgage Trust
90,000	Series 2022-C15, 3.662%, 04/15/2055 (Callable 04/15/2032) (b)	81,772
100,000	Series 2022-C16, 4.600%, 06/15/2055 (Callable 06/15/2032) (b)	97,556
125,000	Series 2022-C18 A4, 5.439%, 12/15/2055 (Callable 12/15/2032) (b)	129,342
40,000	Series 2022-C18 A5, 5.710%, 12/15/2055 (Callable 12/15/2032) (b)	42,169
	Benchmark Mortgage Trust
219,906	Series 2019-B11, 3.410%, 05/15/2052 (Callable 06/15/2029)	216,919
958,713	Series 2019-B12, 1.024%, 08/15/2052 (Callable 05/15/2029) (b)(j)	33,334
384,580	Series 2020-B18, 1.780%, 07/15/2053 (Callable 05/15/2030) (b)(j)	25,065
749,159	Series 2020-B22, 1.512%, 01/15/2054 (Callable 11/15/2030) (b)(j)	59,572
1,836,068	Series 2023-B39, 0.574%, 07/15/2056 (Callable 03/15/2033) (b)(j)	75,031
1,000,000	Series 2023-B40, 1.408%, 12/15/2056 (Callable 10/15/2033) (b)(j)	67,835
1,413,392	Series 2019-B10, 1.194%, 03/15/2062 (Callable 01/15/2029) (b)(j)	70,310
250,000	Benefit Street Partners CLO XXXI, Ltd.
	Series B-1, 7.728% (TSFR3M + 2.350%, 2.350% Floor), 04/25/2036 (Callable 04/25/2025) (a)(c)	250,455
108,914	BINOM Securitization Trust
	Series 2021-INV1, 2.034%, 06/25/2056 (Callable 12/25/2024) (b)(c)	94,023
	BRAVO Residential Funding Trust
60,360	Series 2021-NQM1 A1, 0.941%, 02/25/2049 (Callable 07/25/2028) (b)(c)	53,555
47,556	Series 2021-NQM2 A1, 0.970%, 03/25/2060 (Callable 07/25/2024) (b)(c)	44,425
276,534	Series 2021-C A1, 1.620%, 03/01/2061 (Callable 01/25/2024) (c)(k)	258,892
100,000	CAMB Commercial Mortgage Trust
	Series 2019-LIFE C, 7.109% (1 Month LIBOR USD + 1.497%, 1.450% Floor), 12/15/2037 (a)(c)	99,096
3,924	Chase Mortgage Finance Trust
	Series 2007-A1, 4.425%, 02/25/2037 (Callable 02/25/2029) (b)	3,807
	Citigroup Commercial Mortgage Trust
52,046	Series 2014-GC19, 4.023%, 03/11/2047 (Callable 03/10/2024)	51,955
296,312	Series 2016-P3, 3.329%, 04/15/2049 (Callable 04/15/2026)	281,977
505,000	Series 2016-P4, 2.902%, 07/10/2049 (Callable 07/10/2026)	473,598
30,330	Citigroup Mortgage Loan Trust, Inc.
	Series 2018-RP1, 3.000%, 09/25/2064 (Callable 06/25/2047) (b)(c)	29,260
	COLT Mortgage Loan Trust
286,306	Series 2020-RPL1 A1, 1.390%, 01/25/2065 (Callable 01/25/2024) (b)(c)	241,255
60,917	Series 2020-2R A1, 1.325%, 10/26/2065 (Callable 01/25/2024) (b)(c)	54,596
144,572	Series 2021-1 A1, 0.910%, 06/25/2066 (Callable 01/25/2024) (b)(c)	117,759
265,724	Series 2021-3 A1, 0.956%, 09/27/2066 (Callable 01/25/2024) (b)(c)	212,379
339,474	Series 2021-HX1 A1, 1.110%, 10/25/2066 (Callable 01/25/2024) (b)(c)	282,327
406,897	Series 2022-1 A1, 2.284%, 12/27/2066 (Callable 01/25/2024) (b)(c)	356,591
84,572	Series 2022-4 A-1, 4.301%, 03/25/2067 (Callable 04/25/2025) (b)(c)	82,505
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/10/2030 (Callable 08/10/2024) (c)	111,636
100,000	Series A, 2.819%, 01/10/2039 (Callable 01/10/2027) (c)	87,891
100,000	Series C, 3.376%, 01/10/2039 (Callable 01/10/2027) (c)	82,584
	Connecticut Avenue Securities Trust
47,696	Series 2022-R08 1M-1, 7.887% (SOFR30A + 2.550%, 2.550% Floor), 07/25/2042 (Callable 07/25/2027) (a)(c)	48,947
93,472	Series 2023-R03, 7.837% (SOFR30A + 2.500%, 0.000% Floor), 04/25/2043 (Callable 04/25/2028) (a)(c)	94,971
67,402	Series 2023-R04, 7.637% (SOFR30A + 2.300%, 0.000% Floor), 05/25/2043 (Callable 05/25/2028) (a)(c)	68,862
190,885	Series 2023-R05, 7.237% (SOFR30A + 1.900%, 1.900% Floor), 06/25/2043 (Callable 06/25/2028) (a)(c)	192,360
84,925	Series 2023-R06, 7.037% (SOFR30A + 1.700%, 0.000% Floor), 07/25/2043 (Callable 07/25/2028) (a)(c)	85,350
	Countrywide Home Loans, Inc.
4,358	Series 2004-HYB6, 5.279%, 11/20/2034 (Callable 01/20/2024) (b)	4,112
57,206	Series 2005-11, 6.070% (1 Month LIBOR USD + 0.714%, 0.600% Floor, 10.500% Cap), 03/25/2035 (Callable 01/25/2024) (a)	37,441
155,412	CSAIL Commercial Mortgage Trust
	Series 2016-C6, 2.960%, 01/15/2049 (Callable 05/15/2026)	151,288
	CSMC Trust
95,815	Series 2020-NET, 2.257%, 08/15/2037 (c)	88,733
22,188	Series 2017-FHA1, 3.250%, 04/25/2047 (Callable 07/25/2038) (b)(c)	20,093
187,336	Series 2020-RPL4, 2.000%, 01/25/2060 (Callable 02/25/2043) (b)(c)	166,703
96,459	Series 2021-RPL4 A1, 1.796%, 12/27/2060 (Callable 01/25/2024) (b)(c)	94,074
89,388	Series 2020-NQM1, 1.208%, 05/25/2065 (Callable 01/25/2024) (c)(k)	81,531
167,195	Series 2021-NQM2, 1.179%, 02/25/2066 (Callable 03/25/2024) (b)(c)	143,142
131,081	Series 2021-NQM5 A1, 0.938%, 05/25/2066 (Callable 07/25/2024) (b)(c)	104,523
334,761	Series 2021-NQM6 A1, 1.174%, 07/25/2066 (Callable 09/25/2024) (b)(c)	269,482
173,830	Series 2021-NQM8, 1.841%, 10/25/2066 (Callable 11/25/2024) (b)(c)	147,173
447,048	Series 2022-NQM1, 2.265%, 11/25/2066 (Callable 01/25/2025) (b)(c)	384,353
	DBGS Mortgage Trust
215,000	Series 2018-C1, 4.466%, 10/15/2051 (Callable 10/15/2028)	203,066
11,099,463	Series 2018-C1, 0.198%, 10/15/2051 (Callable 07/15/2028) (b)(j)	82,878
	DBJPM Mortgage Trust
163,257	Series 2016-C1, 3.038%, 05/10/2049 (Callable 04/10/2026)	158,690
475,000	Series 2016-C3, 2.890%, 08/10/2049 (Callable 08/10/2026)	440,641
308,820	Series 2020-C9, 1.705%, 09/15/2053 (Callable 06/15/2030) (b)(j)	17,467
59,215	Deephaven Residential Mortgage Trust
	Series 2021-2 A1, 0.899%, 04/25/2066 (Callable 01/25/2024) (b)(c)	50,861
	Ellington Financial Mortgage Trust
63,563	Series 2021-2 A1, 0.931%, 06/25/2066 (Callable 06/25/2024) (b)(c)	51,002
207,532	Series 2022-1, 2.206%, 01/25/2067 (Callable 02/25/2025) (b)(c)	175,302
285,000	Elmwood CLO 19, Ltd.
	Series 2022-6A BR, 7.797% (TSFR3M + 2.400%, 2.40% Floor), 10/17/2036 (Callable 10/17/2025)(a)(c)	285,708
250,000	Elmwood CLO 23, Ltd.
	Series 2023-2A B, 7.644% (TSFR3M + 2.250%, 2.250% Floor), 04/16/2036 (Callable 04/16/2025)(a)(c)	250,608
	FirstKey Homes Trust
114,233	Series 2022-SFR1, 4.145%, 05/19/2039 (c)	109,698
482,273	Series 2022-SFR2, 4.250%, 07/17/2039 (c)	463,689
	GCAT Trust
102,745	Series 2021-NQM1, 0.874%, 01/25/2066 (Callable 02/25/2024) (b)(c)	84,553
128,033	Series 2021-NQM2 A1, 1.036%, 05/25/2066 (Callable 01/25/2024) (b)(c)	105,502
162,931	Series 2021-NQM3 A1, 1.091%, 05/25/2066 (Callable 06/25/2024) (b)(c)	134,770
230,758	Series 2021-NQM4, 1.093%, 08/25/2066 (Callable 09/25/2024) (b)(c)	183,924
122,118	Series 2021-NQM7, 1.915%, 08/25/2066 (Callable 05/25/2028) (b)(c)	106,940
	GS Mortgage Securities Trust
145,000	Series 2012-BWTR, 2.954%, 11/05/2034 (Callable 11/05/2024) (c)	105,232
35,000	Series 2015-GC34, 3.506%, 10/10/2048 (Callable 10/10/2025)	33,320
1,430,087	Series 2020-GC45, 0.660%, 02/13/2053 (Callable 10/13/2029) (b)(j)	41,015
220,000	Hawaii Hotel Trust 2019-MAUI
	Series 2019-MAUI, 6.559% (1 Month LIBOR USD + 1.197%, 1.150% Floor), 05/15/2038 (a)(c)	218,544
	Imperial Fund Mortgage Trust
130,096	Series 2021-NQM2 A-1, 1.073%, 09/25/2056 (Callable 08/25/2024) (b)(c)	104,283
446,212	Series 2022-NQM2, 3.638%, 03/25/2067 (Callable 03/25/2025) (c)(k)	414,076
90,000	JPMBB Commercial Mortgage Securities Trust
	Series 2020-NNN, 2.812%, 01/16/2037 (Callable 01/16/2025) (c)	76,186
	Legacy Mortgage Asset Trust
72,104	Series 2021-GS4 A1, 1.650%, 11/25/2060 (Callable 01/25/2024) (c)(k)	68,933
125,301	Series 2021-GS3 A1, 1.750%, 07/25/2061 (Callable 01/25/2024) (c)(k)	121,018
520,974	Life 2021-BMR Mortgage Trust
	Series A, 6.176% (1 Month LIBOR USD + 0.814%, 0.700% Floor), 03/15/2038 (a)(c)	510,004
260,000	MF1, Ltd.
	Series 2022-FL8, 7.106% (SOFR30A + 1.750%, 1.750% Floor), 02/19/2037 (Callable 02/17/2024) (a)(c)(g)	256,446
	MFRA Trust
93,592	Series 2021-NQM2, 1.029%, 11/25/2064 (Callable 07/25/2024) (b)(c)	79,461
20,347	Series 2020-NQM3 A1, 1.014%, 01/26/2065 (Callable 01/25/2024) (b)	18,322
66,950	Series 2021-NQM1 A-1, 1.153%, 04/25/2065 (Callable 03/25/2024) (b)(c)	61,111
	Mill City Mortgage Loan Trust
27,968	Series 2018-2, 3.500%, 05/25/2058 (Callable 01/25/2031) (b)(c)	27,532
157,887	Series 2019-GS1, 2.750%, 07/25/2059 (Callable 11/25/2056) (b)(c)	150,943
29,910	Series 2017-3, 2.750%, 01/25/2061 (Callable 08/25/2028) (b)(c)	29,322
33,097	Series 2018-1, 3.250%, 05/25/2062 (Callable 11/25/2033) (b)(c)	32,304
54,780	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 6.490% (1 Month LIBOR USD + 1.134%, 1.020% Floor), 10/25/2033 (Callable 01/25/2024) (a)	54,278
175,000	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C29, 3.325%, 05/15/2049 (Callable 05/15/2026)	166,427
235,814	MSWF Commercial Mortgage Trust 2023-2
	Series 2023-2, 1.141%, 12/15/2056 (Callable 09/15/2033) (b)(j)	15,741
250,000	New Economy Assets Phase 1 Sponsor LLC
	Series 2021-1 A-1, 1.910%, 10/20/2061 (Callable 10/20/2024) (c)	219,268
	New Residential Mortgage Loan Trust
29,578	Series 2016-2, 3.750%, 11/26/2035 (Callable 06/25/2029) (b)(c)	28,085
62,959	Series 2018-4, 6.220% (1 Month LIBOR USD + 0.864%, 0.750% Floor), 01/25/2048 (Callable 10/25/2031) (a)(c)	60,859
27,305	Series 2016-4, 3.750%, 11/25/2056 (Callable 08/25/2033) (b)(c)	25,786
271,943	Series 2021-NQM3 A1, 1.156%, 11/27/2056 (Callable 01/25/2024) (b)(c)	226,317
20,018	Series 2017-4, 4.000%, 05/25/2057 (Callable 12/25/2030) (b)(c)	18,995
17,860	Series 2017-5, 6.970% (1 Month LIBOR USD + 1.614%, 1.500% Floor), 06/25/2057 (Callable 01/25/2030) (a)(c)	17,756
72,581	Series 2018-1, 4.000%, 12/25/2057 (Callable 05/25/2034) (b)(c)	69,319
154,037	Series 2018-3, 4.500%, 05/25/2058 (Callable 11/25/2034) (b)(c)	149,291
55,072	Series 2021-NQM2R A-1, 0.941%, 10/25/2058 (Callable 05/25/2024) (b)(c)	50,371
109,714	Series 2019-3, 3.750%, 11/25/2058 (Callable 06/25/2033) (b)(c)	102,682
77,592	Series 2019-5, 3.500%, 08/25/2059 (Callable 10/25/2037) (b)(c)	72,940
20,893	Series 2019-NQM4, 2.492%, 09/25/2059 (Callable 01/25/2024) (b)(c)	19,313
403,155	Series 2022-NQM1, 2.277%, 04/25/2061 (Callable 01/25/2024) (b)(c)	347,288
175,000	NJ Trust 2023-GSP
	Series 2023-GSP, 6.697%, 01/06/2029 (b)(c)	182,963
270,440	NMLT Trust
	Series 2021-INV1 A1, 1.185%, 05/25/2056 (Callable 05/25/2024) (b)(c)	222,810
	OBX Trust
167,171	Series 2021-NQM3 A1, 1.054%, 07/25/2061 (Callable 08/25/2024) (b)(c)	128,751
360,990	Series 2022-NQM1, 2.305%, 11/25/2061 (Callable 01/25/2025) (b)(c)	311,466
155,233	Series 2021-NQM1, 1.072%, 02/25/2066 (Callable 03/25/2024) (b)(c)	128,869
	Pretium Mortgage Credit Partners LLC
131,380	Series 2021-NPL3 A1, 1.868%, 07/25/2051 (Callable 01/25/2024) (c)(k)	127,097
121,612	Series 2021-RN2 A1, 1.744%, 07/25/2051 (Callable 01/25/2024) (c)(k)	117,483
150,043	Series 2021-NPL2 A-1, 1.992%, 06/27/2060 (Callable 01/27/2024)(c)(k)	145,668
238,020	Series 2021-RN1 A1, 1.992%, 02/25/2061 (Callable 06/25/2024) (c)(k)	232,953
	Progress Residential Trust
370,307	Series 2021-SFR3, 1.637%, 05/17/2026 (c)	338,119
397,382	Series 2021-SFR1, 1.052%, 04/17/2038 (c)	360,789
327,529	Series 2021-SFR8, 1.510%, 10/17/2038 (c)	294,232
108,786	Series 2022-SFR3, 3.200%, 04/17/2039 (Callable 04/17/2025) (c)	102,083
98,674	Series 2022-SFR5, 4.451%, 06/17/2039 (c)	95,661
143,987	Series 2022-SFR7, 4.750%, 10/27/2039 (c)	140,551
299,033	Series 2022-SFR4, 4.438%, 05/17/2041 (c)	286,203
	PRPM Trust
45,346	Series 2020-6, 2.363%, 11/25/2025 (Callable 01/25/2024) (c)(k)	45,628
102,292	Series 2021-3 A1, 1.867%, 04/25/2026 (Callable 01/25/2024) (c)(k)	99,991
169,600	Series 2021-4 A1, 1.867%, 04/25/2026 (Callable 01/25/2024) (c)(k)	166,130
164,978	Series 2021-5 A1, 1.793%, 06/25/2026 (Callable 01/25/2024) (c)(k)	161,204
140,537	Series 2021-6 A1, 1.793%, 07/25/2026 (Callable 01/25/2024) (c)(k)	136,906
230,738	Series 2021-7 A1, 1.867%, 08/25/2026 (Callable 01/25/2024) (c)(k)	224,166
302,366	Series 2021-9, 2.363%, 10/25/2026 (Callable 01/25/2024) (c)(k)	293,991
155,000	SBA Tower Trust
	Series 2019-1, 2.836%, 01/15/2025 (Callable 01/29/2024) (c)	149,739
62,482	Seasoned Credit Risk Transfer Trust Series
	Series 2019-3, 3.500%, 10/25/2058 (Callable 07/25/2045)	57,236
	SG Commercial Mortgage Securities Trust
355,000	Series 2020-COVE, 2.632%, 03/15/2037 (c)	319,084
75,000	Series 2016-C5, 3.055%, 10/10/2048 (Callable 07/10/2026)	70,037
232,569	SG Residential Mortgage Trust
	Series 2021-1 A-1, 1.160%, 07/25/2061 (Callable 01/25/2024) (b)(c)	184,346
	Starwood Mortgage Residential Trust
17,124	Series 2020-3, 1.486%, 04/25/2065 (Callable 01/25/2024) (b)(c)	15,986
116,329	Series 2021-1, 1.219%, 05/25/2065 (Callable 01/25/2024) (b)(c)	103,435
45,740	Series 2021-2 A1, 0.943%, 05/25/2065 (Callable 01/25/2024) (b)(c)	41,489
266,513	Series 2021-6, 1.920%, 11/25/2066 (Callable 11/25/2024) (b)(c)	220,537
126,970	Toorak Mortgage Corp.
	Series 2021-1 A1, 3.240%, 06/25/2024 (Callable 01/25/2024) (c)(k)	124,598
	Towd Point Mortgage Trust
9,281	Series 2022-EBO1, 2.161%, 01/25/2052 (Callable 01/25/2024) (b)(c)	9,236
19,025	Series 2018-1, 3.000%, 01/28/2058 (Callable 07/25/2028) (b)(c)	18,523
67,600	Series 2018-2, 3.250%, 03/25/2058 (Callable 03/25/2031) (b)(c)	65,658
186,561	Series 2019-1, 3.750%, 03/25/2058 (Callable 06/25/2033) (b)(c)	178,899
68,841	Series 2018-3, 3.750%, 05/25/2058 (Callable 08/25/2029) (b)(c)	66,615
127,702	Series 2020-4, 1.750%, 10/25/2060 (Callable 11/25/2034) (c)	112,992
411,670	Series 2021-R1 A1, 2.918%, 11/30/2060 (b)(c)	347,359
21,347	Triangle Re 2021-3 Ltd.
	Series 2021-3, 7.237% (SOFR30A + 1.900%, 1.900% Floor), 02/25/2034 (Callable 07/25/2026) (a)(c)	21,367
54,490	Tricolor Auto Securitization Trust 2023-1
	Series 2023-1, 6.480%, 08/17/2026 (Callable 03/15/2026) (c)	54,459
504,638	Tricon Residential Trust
	Series 2022-SFR1, 3.856%, 04/17/2039 (c)	480,893
325,000	TYSN MORTGAGE 2023-CRNR
	Series 2023-CRNR, 6.799%, 12/10/2033 (b)(c)	339,242
	VCAT Asset Securitization LLC
40,329	Series 2021-NPL2 A1, 2.115%, 03/27/2051 (Callable 01/25/2024) (c)(k)	40,004
131,379	Series 2021-NPL3 A1, 1.743%, 05/25/2051 (Callable 01/25/2024) (c)(k)	127,253
181,791	Series 2021-NPL4 A1, 1.868%, 08/25/2051 (Callable 01/25/2024) (c)(k)	175,891
246,326	Series 2021-NPL5, 1.868%, 08/25/2051 (Callable 01/25/2024) (c)(k)	242,331
322,409	Series 2021-NPL6, 1.917%, 09/25/2051 (Callable 01/25/2024) (c)(k)	316,110
	Vericrest Opportunity Loan Transferee
162,552	Series 2021-R2 A1, 2.116%, 04/25/2051 (Callable 01/25/2024) (c)(k)	157,517
71,044	Series 2021-NPL9, 1.992%, 05/25/2051 (Callable 01/25/2024) (c)(k)	68,268
162,871	Series 2021-CF1 A1, 1.992%, 08/25/2051 (Callable 01/25/2024) (c)(k)	153,594
	Verus Securitization Trust
30,787	Series 2019-4, 3.142%, 11/25/2059 (Callable 01/25/2024) (b)(c)	30,083
74,747	Series 2021-R2 A-1, 0.918%, 02/25/2064 (Callable 01/25/2024) (b)(c)	66,167
73,381	Series 2021-2, 1.031%, 02/25/2066 (Callable 01/25/2024) (b)(c)	63,706
114,705	Series 2021-4, 0.938%, 07/25/2066 (Callable 07/25/2024) (b)(c)	91,725
289,188	Series 2021-5 A-1, 1.013%, 09/25/2066 (Callable 09/25/2024) (b)(c)	238,867
185,961	Series 2021-8, 1.824%, 11/25/2066 (Callable 12/25/2025) (b)(c)	161,805
275,454	Series 2022-1 A-1, 2.724%, 01/25/2067 (Callable 01/25/2025) (c)(k)	248,125
265,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1
	Series A-5, 3.148%, 05/15/2048 (Callable 04/15/2025)	256,137
	Total Collateralized Mortgage Obligations (Cost $27,768,962)	25,135,111

	CORPORATE OBLIGATIONS - 27.67%
	Aerospace & Defense - 0.30%
	Boeing Co.
108,000	5.040%, 05/01/2027 (Callable 03/01/2027)	109,070
35,000	5.150%, 05/01/2030 (Callable 02/01/2030)	35,697
169,000	Northrop Grumman Corp.
	5.150%, 05/01/2040 (Callable 11/01/2039)	171,850
170,000	RTX Corp.
	5.750%, 11/08/2026 (Callable 10/08/2026)	174,653
		491,270
	Banks - 5.98%
	Bank of America Corp.
260,000	5.933% (SOFR + 1.340%), 09/15/2027 (Callable 09/15/2026) (a)	265,520
250,000	5.202% (SOFR + 1.630%), 04/25/2029 (Callable 04/25/2028) (a)	251,911
245,000	2.592% (SOFR + 2.150%), 04/29/2031 (Callable 04/29/2030) (a)	211,591
85,000	1.898% (SOFR + 1.530%), 07/23/2031 (Callable 07/23/2030) (a)	69,697
840,000	1.922% (SOFR + 1.370%), 10/24/2031 (Callable 10/24/2030) (a)	683,471
515,000	2.687% (SOFR + 1.320%), 04/22/2032 (Callable 04/22/2031) (a)	435,781
115,000	2.299% (SOFR + 1.220%), 07/21/2032 (Callable 07/21/2031) (a)	94,067
100,000	2.572% (SOFR + 1.210%), 10/20/2032 (Callable 10/20/2031) (a)	83,110
	BNP Paribas SA
235,000	5.125% (1 Year CMT Rate + 1.450%), 01/13/2029 (Callable 01/13/2028) (a)(c)	237,097
200,000	5.894% (SOFR + 1.866%), 12/05/2034 (Callable 12/5/2033) (a)(c)	209,497
	BPCE SA
250,000	2.045% (SOFR + 1.087%), 10/19/2027 (Callable 10/19/2026) (a)(c)	227,197
250,000	6.714% (SOFR + 2.270%), 10/19/2029 (Callable 10/19/2028) (a)(c)	263,751
270,000	7.003% (SOFR + 2.590%), 10/19/2034 (Callable 10/19/2033) (a)(c)	293,848
200,000	Danske Bank AS
	5.375%, 01/12/2024 (c)	199,596
285,000	Deutsche Bank AG/New York NY
	2.129% (SOFR + 1.870%), 11/24/2026 (Callable 11/24/2025) (a)	267,374
	HSBC Holdings PLC
200,000	1.589% (SOFR + 1.290%), 05/24/2027 (Callable 05/24/2026) (a)	183,603
200,000	5.887% (SOFR + 1.570%), 08/14/2027 (Callable 08/14/2026) (a)	202,980
520,000	5.402% (SOFR + 2.870%), 08/11/2033 (Callable 08/11/2032) (a)	523,497
420,000	6.547% (SOFR + 2.980%), 06/20/2034 (Callable 06/20/2033) (a)	439,988
200,000	7.399% (SOFR + 3.020%), 11/13/2034 (Callable 11/13/2033) (a)	219,787
35,000	Huntington Bancshares, Inc.
	6.208% (SOFR + 2.020%), 08/21/2029 (Callable 08/21/2028) (a)	36,142
	Intesa Sanpaolo SpA
200,000	6.625%, 06/20/2033 (c)	205,649
200,000	7.800%, 11/28/2053 (c)	220,582
	JPMorgan Chase & Co.
155,000	6.070% (SOFR + 1.330%), 10/22/2027 (Callable 10/22/2026) (a)	159,588
105,000	3.782% (3 Month LIBOR USD + 1.599%), 02/01/2028 (Callable 02/01/2027) (a)	101,557
115,000	4.323% (SOFR + 1.560%), 04/26/2028 (Callable 04/26/2027) (a)	113,417
80,000	3.509% (3 Month LIBOR USD + 1.207%), 01/23/2029 (Callable 01/23/2028) (a)	75,937
175,000	5.299% (SOFR + 1.450%), 07/24/2029 (Callable 07/24/2028) (a)	177,840
60,000	6.087% (SOFR + 1.570%), 10/23/2029 (Callable 10/23/2028) (a)	63,166
55,000	2.739% (SOFR + 1.510%), 10/15/2030 (Callable 10/15/2029) (a)	49,022
200,000	2.545% (SOFR + 1.180%), 11/08/2032 (Callable 11/08/2031) (a)	167,329
	M&T Bank Corp.
70,000	7.413% (SOFR + 2.800%), 10/30/2029 (Callable 10/30/2028) (a)	75,427
40,000	5.053% (SOFR + 1.850%), 01/27/2034 (Callable 01/27/2033) (a)	37,987
500,000	Manufacturers & Traders Trust Co.
	4.700%, 01/27/2028 (Callable 12/27/2027)	486,516
490,000	Societe Generale SA
	6.221% (1 Year CMT Rate + 3.200%), 06/15/2033 (Callable 06/15/2032) (a)(c)	490,288
200,000	Standard Chartered PLC
	7.767% (1 Year CMT Rate + 3.450%), 11/16/2028 (Callable 11/16/2027) (a)(c)	216,602
245,000	The Bank of New York Mellon Corp.
	6.317% (SOFR + 1.598%), 10/25/2029 (Callable 10/25/2028) (a)	260,657
	The PNC Financial Services Group Inc.
70,000	5.068% (SOFR + 1.933%), 01/24/2034 (Callable 01/24/2033) (a)	68,651
55,000	6.875% (SOFR + 2.284%), 10/20/2034 (Callable 10/20/2033) (a)	61,196
	Wells Fargo & Co.
75,000	3.000%, 04/22/2026	71,898
90,000	3.000%, 10/23/2026	85,521
175,000	4.808% (SOFR + 1.980%), 07/25/2028 (Callable 07/25/2027) (a)	173,872
185,000	5.574% (SOFR + 1.740%), 07/25/2029 (Callable 07/25/2028) (a)	189,198
65,000	6.303% (SOFR + 1.790%), 10/23/2029 (Callable 10/23/2028) (a)(e)	68,607
195,000	2.879% (TSFR3M + 1.432%), 10/30/2030 (Callable 10/30/2029) (a)	173,720
105,000	2.572% (TSFR3M + 1.262%), 02/11/2031 (Callable 02/11/2030) (a)	90,918
175,000	3.350% (SOFR + 1.500%), 03/02/2033 (Callable 03/02/2032) (a)	153,348
180,000	4.897% (SOFR + 2.100%), 07/25/2033 (Callable 07/25/2032) (a)	175,701
50,000	5.389% (SOFR + 2.020%), 04/24/2034 (Callable 04/24/2033) (a)	50,335
40,000	6.491% (SOFR + 2.060%), 10/23/2034 (Callable 10/23/2033) (a)	43,625
90,000	5.013% (SOFR + 4.502%), 04/04/2051 (Callable 04/04/2050) (a)	85,736
		9,793,395
	Beverages - 0.06%
105,000	Bacardi, Ltd / Bacardi-Martini BV
	5.400%, 06/15/2033 (Callable 03/15/2033) (c)	105,938
	Biotechnology - 0.58%
	Amgen, Inc.
95,000	5.150%, 03/02/2028 (Callable 02/02/2028)	97,230
40,000	5.250%, 03/02/2030 (Callable 01/02/2030)	41,193
170,000	5.250%, 03/02/2033 (Callable 12/02/2032)	174,599
70,000	5.750%, 03/02/2063 (Callable 09/02/2062)	73,883
	CSL Finance PLC
85,000	4.050%, 04/27/2029 (Callable 02/27/2029) (c)	82,757
55,000	4.250%, 04/27/2032 (Callable 01/27/2032) (c)	53,744
	Gilead Sciences, Inc.
160,000	1.650%, 10/01/2030 (Callable 07/01/2030)	134,316
150,000	5.250%, 10/15/2033 (Callable 07/15/2033)	156,142
135,000	McKesson Corp.
	5.100%, 07/15/2033 (Callable 04/15/2033)	139,076
		952,940
	Building Materials - 0.01%
15,000	Carrier Global Corp.
	5.900%, 03/15/2034 (Callable 12/15/2033) (c)	16,269
	Capital Markets - 2.42%
	BP Capital Markets America, Inc.
115,000	2.721%, 01/12/2032 (Callable 10/12/2031)	100,442
125,000	4.812%, 02/13/2033 (Callable 11/13/2032)	126,332
100,000	4.893%, 09/11/2033 (Callable 06/11/2033)	101,963
20,000	2.939%, 06/04/2051 (Callable 12/04/2050)	13,934
45,000	3.379%, 02/08/2061 (Callable 08/08/2060)	32,778
	Morgan Stanley
40,000	2.475% (SOFR + 1.000%), 01/21/2028 (Callable 01/21/2027) (a)	37,179
35,000	5.123% (SOFR + 1.730%), 02/01/2029 (Callable 02/01/2028) (a)	35,209
355,000	5.164% (SOFR + 1.590%), 04/20/2029 (Callable 04/20/2028) (a)	357,537
55,000	5.449% (SOFR + 1.630%), 07/20/2029 (Callable 07/20/2028) (a)	56,124
475,000	6.407% (SOFR + 1.830%), 11/01/2029 (Callable 11/01/2028) (a)	504,377
210,000	2.699% (SOFR + 1.143%), 01/22/2031 (Callable 01/22/2030) (a)	183,873
285,000	1.794% (SOFR + 1.034%), 02/13/2032 (Callable 02/13/2031) (a)	228,075
145,000	1.928% (SOFR + 1.020%), 04/28/2032 (Callable 04/28/2031) (a)	116,912
60,000	2.511% (SOFR + 1.200%), 10/20/2032 (Callable 10/20/2031) (a)	49,821
30,000	5.948% (5 Year CMT Rate + 2.430%), 01/19/2038 (Callable 01/19/2033) (a)	30,409
	The Goldman Sachs Group, Inc.
65,000	4.482% (SOFR + 1.725%), 08/23/2028 (Callable 08/23/2027) (a)	63,943
70,000	1.992% (SOFR + 1.090%), 01/27/2032 (Callable 01/27/2031) (a)	56,687
465,000	2.615% (SOFR + 1.281%), 04/22/2032 (Callable 04/22/2031) (a)	391,162
290,000	2.383% (SOFR + 1.248%), 07/21/2032 (Callable 07/21/2031) (a)	238,501
	UBS Group AG
250,000	6.442% (SOFR + 3.700%), 08/11/2028 (Callable 08/11/2027) (a)(c)	259,936
750,000	6.537% (SOFR + 3.920%), 08/12/2033 (Callable 08/12/2032) (a)(c)	800,801
195,000	Willis North America, Inc.
	2.950%, 09/15/2029 (Callable 06/15/2029)	174,810
		3,960,805
	Chemicals - 0.32%
	Celanese US Holdings LLC
230,000	6.165%, 07/15/2027 (Callable 06/15/2027)	235,953
115,000	6.550%, 11/15/2030 (Callable 09/15/2030)	121,878
195,000	The Sherwin-Williams Co.
	2.300%, 05/15/2030 (Callable 02/15/2030)	169,624
		527,455
	Commercial Services & Supplies - 0.06%
100,000	Waste Management, Inc.
	4.875%, 02/15/2029 (Callable 01/15/2029)	102,500
	Consumer Finance - 1.02%
	American Express Co.
85,000	6.338% (SOFR + 1.330%), 10/30/2026 (Callable 10/30/2025) (a)	86,737
60,000	5.043% (SOFR + 1.835%), 05/01/2034 (Callable 05/01/2033) (a)	60,047
	American Tower Corp.
150,000	3.650%, 03/15/2027 (Callable 02/15/2027)	144,455
105,000	5.800%, 11/15/2028 (Callable 10/15/2028)	109,175
145,000	3.800%, 08/15/2029 (Callable 05/15/2029)	137,897
	Capital One Financial Corp.
30,000	5.468% (SOFR + 2.080%), 02/01/2029 (Callable 02/01/2028) (a)	29,947
200,000	6.312% (SOFR + 2.640%), 06/08/2029 (Callable 06/08/2028) (a)	205,548
200,000	3.273% (SOFR + 1.790%), 03/01/2030 (Callable 03/01/2029) (a)	178,971
205,000	5.247% (SOFR + 2.600%), 07/26/2030 (Callable 07/26/2029) (a)	202,005
160,000	7.624% (SOFR + 3.070%), 10/30/2031 (Callable 10/30/2030) (a)	176,227
35,000	5.817% (SOFR + 2.600%), 02/01/2034 (Callable 02/01/2033) (a)	34,914
115,000	6.377% (SOFR + 2.860%), 06/08/2034 (Callable 06/08/2033) (a)	118,611
20,000	Discover Financial Services
	7.964% (SOFRINDX + 3.370%), 11/02/2034 (Callable 11/02/2033) (a)	22,291
155,000	Nasdaq, Inc.
	5.550%, 02/15/2034 (Callable 11/15/2033)	161,446
		1,668,271
	Diversified Consumer Services - 0.09%
	Howard University
100,000	2.901%, 10/01/2031	86,651
75,000	3.476%, 10/01/2041	56,015
		142,666
	Diversified Financial Services - 0.81%
110,000	Athene Holding Ltd.
	5.875%, 01/15/2034 (Callable 10/15/2033)	111,316
290,000	Athene Global Funding
	2.646%, 10/04/2031 (c)	236,369
300,000	DAE Funding LLC
	1.550%, 08/01/2024 (Callable 07/01/2024) (c)	292,126
340,000	Equitable Financial Life Global Funding
	1.800%, 03/08/2028 (c)	298,618
25,000	Equitable Holdings, Inc.
	4.350%, 04/20/2028 (Callable 01/20/2028)	24,198
	National Rural Utilities Cooperative Finance Corp.
150,000	4.150%, 12/15/2032 (Callable 09/15/2032)	142,691
45,000	5.800%, 01/15/2033 (Callable 07/15/2032)	47,773
	Shell International Finance BV
180,000	3.250%, 04/06/2050 (Callable 10/06/2049)	135,997
50,000	3.000%, 11/26/2051 (Callable 05/26/2051)	35,825
		1,324,913
	Diversified Telecommunication Services - 0.41%
	AT&T, Inc.
70,000	5.400%, 02/15/2034 (Callable 11/15/2033)	72,365
160,000	4.500%, 05/15/2035 (Callable 11/15/2034)	151,993
148,000	3.500%, 09/15/2053 (Callable 03/15/2053)	108,014
51,000	3.550%, 09/15/2055 (Callable 03/15/2055)	36,907
53,000	3.800%, 12/01/2057 (Callable 06/01/2057)	39,620
	Verizon Communications, Inc.
37,000	2.550%, 03/21/2031 (Callable 12/21/2030)	31,960
285,000	2.355%, 03/15/2032 (Callable 12/15/2031)	237,525
		678,384
	Electric Utilities - 4.49%
165,000	Alabama Power Co.
	3.450%, 10/01/2049 (Callable 04/01/2049)	125,181
65,000	Cleco Corporate Holdings LLC
	3.375%, 09/15/2029 (Callable 06/15/2029)	57,146
	Consolidated Edison Co. of New York, Inc.
50,000	5.500%, 03/15/2034 (Callable 12/15/2033)	52,598
130,000	3.200%, 12/01/2051 (Callable 06/01/2051)	92,541
	Duke Energy Carolinas LLC
150,000	2.550%, 04/15/2031 (Callable 01/15/2031)	130,526
86,000	5.300%, 02/15/2040	87,262
	Duke Energy Corp.
50,000	2.450%, 06/01/2030 (Callable 03/01/2030)	43,688
474,000	2.550%, 06/15/2031 (Callable 03/15/2031)	405,469
175,000	4.500%, 08/15/2032 (Callable 05/15/2032)	169,814
45,000	5.000%, 08/15/2052 (Callable 02/15/2052)	42,288
100,000	Duke Energy Florida LLC
	5.875%, 11/15/2033 (Callable 08/15/2033)	108,087
55,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043 (Callable 01/15/2043)	53,041
20,000	Duke Energy Ohio, Inc.
	5.250%, 04/01/2033 (Callable 01/01/2033)	20,653
40,000	Edison International
	5.250%, 11/15/2028 (Callable 10/15/2028)	40,292
45,000	Evergy Metro, Inc.
	2.250%, 06/01/2030 (Callable 03/01/2030)	38,461
	Evergy, Inc.
80,000	2.450%, 09/15/2024 (Callable 08/15/2024)	78,219
155,000	2.900%, 09/15/2029 (Callable 06/15/2029)	140,515
	Eversource Energy
45,000	4.750%, 05/15/2026	44,819
45,000	5.450%, 03/01/2028 (Callable 02/01/2028)	46,313
50,000	5.950%, 02/01/2029 (Callable 01/01/2029)	52,437
285,000	5.125%, 05/15/2033 (Callable 02/15/2033)	287,218
155,000	Exelon Corp.
	5.150%, 03/15/2028 (Callable 02/15/2028)	157,391
	Georgia Power Co.
60,000	4.650%, 05/16/2028 (Callable 03/16/2028)	60,488
120,000	4.700%, 05/15/2032 (Callable 02/15/2032)	119,792
110,000	4.950%, 05/17/2033 (Callable 11/17/2032)	111,167
50,000	4.750%, 09/01/2040	46,588
120,000	ITC Holdings Corp.
	2.950%, 05/14/2030 (Callable 02/14/2030) (c)	105,754
75,000	Monongahela Power Co.
	5.850%, 02/15/2034 (Callable 11/15/2033) (c)	78,947
35,000	National Grid PLC
	5.602%, 06/12/2028 (Callable 05/12/2028)	36,119
	NextEra Energy Capital Holdings, Inc.
305,000	4.625%, 07/15/2027 (Callable 06/15/2027) (e)	304,798
445,000	2.250%, 06/01/2030 (Callable 03/01/2030)	381,133
40,000	5.050%, 02/28/2033 (Callable 11/28/2032)	40,181
125,000	Oglethorpe Power Corp.
	5.050%, 10/01/2048 (Callable 04/01/2048)	115,735
60,000	Ohio Edison Co.
	5.500%, 01/15/2033 (Callable 10/15/2032) (c)	61,010
160,000	Ohio Power Co.
	5.000%, 06/01/2033 (Callable 03/01/2033)	161,369
115,000	Oncor Electric Delivery Co., LLC
	5.650%, 11/15/2033 (Callable 08/15/2033) (c)	122,886
	Pacific Gas and Electric Co.
490,000	5.450%, 06/15/2027 (Callable 05/15/2027)	494,420
115,000	6.100%, 01/15/2029 (Callable 12/15/2028)	119,215
155,000	4.550%, 07/01/2030 (Callable 01/01/2030)	147,747
470,000	2.500%, 02/01/2031 (Callable 11/01/2030)	388,943
120,000	3.250%, 06/01/2031 (Callable 03/01/2031)	104,208
120,000	6.150%, 01/15/2033 (Callable 10/15/2032)	124,742
295,000	6.400%, 06/15/2033 (Callable 03/15/2033)	311,271
25,000	4.950%, 07/01/2050 (Callable 01/01/2050)	21,482
45,000	PPL Capital Funding, Inc.
	4.125%, 04/15/2030 (Callable 01/15/2030)	42,993
85,000	Public Service Enterprise Group, Inc.
	6.125%, 10/15/2033 (Callable 07/15/2033)	91,622
	Puget Energy, Inc.
135,000	3.650%, 05/15/2025 (Callable 02/15/2025)	131,675
45,000	4.100%, 06/15/2030 (Callable 03/15/2030)	41,364
	Southern California Edison Co.
165,000	4.900%, 06/01/2026 (Callable 05/01/2026)	165,808
40,000	5.850%, 11/01/2027 (Callable 10/01/2027)	41,805
70,000	5.300%, 03/01/2028 (Callable 02/01/2028)	71,976
90,000	2.850%, 08/01/2029 (Callable 05/01/2029)	82,201
225,000	2.250%, 06/01/2030 (Callable 03/01/2030)	193,616
110,000	2.750%, 02/01/2032 (Callable 11/01/2031)	94,846
1,000	4.125%, 03/01/2048 (Callable 09/01/2047)	846
45,000	3.650%, 02/01/2050 (Callable 08/01/2049)	35,050
160,000	Southwestern Electric Power Co.
	5.300%, 04/01/2033 (Callable 01/01/2033)	160,446
	The Southern Co.
155,000	4.850%, 06/15/2028 (Callable 04/15/2028)	156,397
35,000	5.200%, 06/15/2033 (Callable 12/15/2032)	35,795
210,000	Virginia Electric and Power Co.
	5.000%, 04/01/2033 (Callable 01/01/2033)	213,102
55,000	Xcel Energy, Inc.
	4.600%, 06/01/2032 (Callable 12/01/2031)	53,752
		7,345,248
	Electrical Equipment - 0.22%
	Regal Rexnord Corp.
271,000	6.050%, 04/15/2028 (Callable 03/15/2028) (c)	274,772
75,000	6.300%, 02/15/2030 (Callable 12/15/2029) (c)	77,110
		351,882
	Electronic Equipment, Instruments & Components - 0.06%
	CDW LLC / CDW Finance Corp.
60,000	2.670%, 12/01/2026 (Callable 11/01/2026)	56,159
55,000	3.569%, 12/01/2031 (Callable 09/01/2031)	48,806
		104,965
	Equity Real Estate Investment Trusts (REITs) - 0.43%
	Crown Castle, Inc.
128,000	3.800%, 02/15/2028 (Callable 11/15/2027)	121,727
225,000	4.800%, 09/01/2028 (Callable 08/01/2028)	222,463
80,000	5.600%, 06/01/2029 (Callable 05/01/2029)	81,949
72,000	3.100%, 11/15/2029 (Callable 08/15/2029)	64,568
	VICI Properties LP
75,000	4.950%, 02/15/2030 (Callable 12/15/2029)	72,661
145,000	5.125%, 05/15/2032 (Callable 02/15/2032)	141,514
		704,882
	Food Products - 0.51%
	Cargill, Inc.
165,000	2.125%, 11/10/2031 (Callable 08/10/2031) (c)	138,067
70,000	4.000%, 06/22/2032 (Callable 03/22/2032) (c)	66,708
90,000	4.750%, 04/24/2033 (Callable 01/24/2033) (c)	90,581
	Conagra Brands, Inc.
175,000	5.300%, 10/01/2026	177,307
230,000	4.850%, 11/01/2028 (Callable 08/01/2028) (e)	230,081
45,000	General Mills, Inc.
	4.950%, 03/29/2033 (Callable 12/29/2032)	45,670
80,000	Sysco Corp.
	5.750%, 01/17/2029 (Callable 12/17/2028)	83,474
		831,888
	Gas Utilities - 0.07%
126,000	Southwest Gas Corp.
	2.200%, 06/15/2030 (Callable 03/15/2030)	107,512
	Health Care Equipment & Supplies - 0.18%
200,000	Alcon Finance Corp.
	2.750%, 09/23/2026 (Callable 07/23/2026) (c)	188,084
100,000	GE HealthCare Technologies, Inc.
	5.857%, 03/15/2030 (Callable 01/15/2030)	105,238
		293,322
	Health Care Providers & Services - 0.62%
70,000	CommonSpirit Health
	2.760%, 10/01/2024 (Callable 07/01/2024)	68,468
	CVS Health Corp.
65,000	5.125%, 02/21/2030 (Callable 12/21/2029)	66,136
55,000	5.250%, 02/21/2033 (Callable 11/21/2032)	56,344
100,000	4.125%, 04/01/2040 (Callable 10/01/2039)	86,241
80,000	2.700%, 08/21/2040 (Callable 02/21/2040)	57,281
	HUMANA, Inc.
30,000	5.750%, 12/01/2028 (Callable 11/01/2028)	31,358
95,000	3.700%, 03/23/2029 (Callable 02/23/2029)	91,411
60,000	5.875%, 03/01/2033 (Callable 12/01/2032)	64,100
	Kaiser Foundation Hospitals
70,000	2.810%, 06/01/2041 (Callable 12/01/2040)	52,874
70,000	3.002%, 06/01/2051 (Callable 12/01/2050)	50,154
15,000	Sutter Health
	3.361%, 08/15/2050 (Callable 02/15/2050)	11,230
	UnitedHealth Group, Inc.
85,000	5.300%, 02/15/2030 (Callable 12/15/2029)	89,102
100,000	4.200%, 05/15/2032 (Callable 02/15/2032)	98,086
65,000	5.350%, 02/15/2033 (Callable 11/15/2032)	68,877
10,000	3.500%, 08/15/2039 (Callable 02/15/2039)	8,533
45,000	5.875%, 02/15/2053 (Callable 08/15/2052)	51,197
30,000	4.950%, 05/15/2062 (Callable 11/15/2061)	29,754
25,000	6.050%, 02/15/2063 (Callable 08/15/2062)	28,996
		1,010,142
	Hotels, Restaurants & Leisure - 0.14%
135,000	Equinix, Inc.
	3.200%, 11/18/2029 (Callable 08/18/2029)	124,288
105,000	GLP Capital LP / GLP Financing II, Inc.
	5.300%, 01/15/2029 (Callable 10/15/2028)	104,359
		228,647
	Industrial Conglomerates - 0.08%
135,000	NXP BV / NXP Funding LLC / NXP USA, Inc.
	4.300%, 06/18/2029 (Callable 03/18/2029)	131,394
	Insurance - 0.56%
	Aon Corp / Aon Global Holdings PLC
70,000	2.800%, 05/15/2030 (Callable 02/15/2030)	62,227
45,000	5.350%, 02/28/2033 (Callable 11/28/2032)	46,267
190,000	Brighthouse Financial Global Funding
	1.750%, 01/13/2025 (c)	182,611
	Corebridge Financial, Inc.
105,000	3.850%, 04/05/2029 (Callable 02/05/2029)	99,077
35,000	6.050%, 09/15/2033 (Callable 06/15/2033) (c)	36,566
65,000	Marsh & McLennan Cos, Inc.
	4.750%, 03/15/2039 (Callable 09/15/2038)	63,461
130,000	MetLife, Inc.
	5.375%, 07/15/2033 (Callable 04/15/2033)	135,897
210,000	Metropolitan Life Global Funding I
	2.400%, 01/11/2032 (c)	174,623
110,000	Principal Financial Group, Inc.
	5.375%, 03/15/2033 (Callable 12/15/2032)	112,822
		913,551
	Machinery - 0.16%
40,000	Ingersoll Rand, Inc.
	5.700%, 08/14/2033 (Callable 05/14/2033)	42,365
245,000	Otis Worldwide Corp.
	2.565%, 02/15/2030 (Callable 11/15/2029)	218,630
		260,995
	Media - 1.37%
	Charter Communications Operating LLC / Charter Communications Operating Capital
210,000	2.250%, 01/15/2029 (Callable 11/15/2028)	182,515
29,000	3.500%, 03/01/2042 (Callable 09/01/2041)	20,264
150,000	5.375%, 05/01/2047 (Callable 11/01/2046)	128,111
15,000	5.750%, 04/01/2048 (Callable 10/01/2047)	13,379
155,000	4.800%, 03/01/2050 (Callable 09/01/2049)	120,333
45,000	3.700%, 04/01/2051 (Callable 10/01/2050)	29,428
35,000	3.900%, 06/01/2052 (Callable 12/01/2051)	23,714
70,000	4.400%, 12/01/2061 (Callable 06/01/2061)	48,655
	Comcast Corp.
225,000	4.800%, 05/15/2033 (Callable 02/15/2033)	228,347
35,000	3.200%, 07/15/2036 (Callable 01/15/2036)	29,534
200,000	3.750%, 04/01/2040 (Callable 10/01/2039)	172,611
75,000	2.937%, 11/01/2056 (Callable 05/01/2056)	49,631
	Cox Communications, Inc.
101,000	3.150%, 08/15/2024 (Callable 06/15/2024) (c)	99,346
120,000	2.600%, 06/15/2031 (Callable 03/15/2031) (c)	101,907
	Discovery Communications LLC
18,000	4.125%, 05/15/2029 (Callable 02/15/2029)	17,070
70,000	3.625%, 05/15/2030 (Callable 02/15/2030)	63,573
179,000	5.200%, 09/20/2047 (Callable 03/20/2047)	154,964
103,000	5.300%, 05/15/2049 (Callable 11/15/2048)	88,858
75,000	4.650%, 05/15/2050 (Callable 11/15/2049)	60,626
	Paramount Global
15,000	4.950%, 01/15/2031 (Callable 10/15/2030)	14,255
100,000	4.200%, 05/19/2032 (Callable 02/19/2032)	89,561
130,000	4.375%, 03/15/2043	96,517
25,000	5.850%, 09/01/2043 (Callable 03/01/2043)	22,625
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041 (Callable 03/01/2041)	26,065
50,000	4.500%, 09/15/2042 (Callable 03/15/2042)	39,435
	Warnermedia Holdings, Inc.
210,000	4.279%, 03/15/2032 (Callable 12/15/2031) (e)	192,515
150,000	5.141%, 03/15/2052 (Callable 09/15/2051)	129,518
		2,243,357
	Metals & Mining - 0.55%
205,000	Anglo American Capital PLC
	3.875%, 03/16/2029 (Callable 01/16/2029) (c)	192,675
120,000	BHP Billiton Finance USA Ltd.
	4.900%, 02/28/2033 (Callable 11/28/2032)	123,003
200,000	Corp Nacional del Cobre de Chile
	5.950%, 01/08/2034 (Callable 10/08/2033) (c)	203,274
	Glencore Funding LLC
235,000	6.375%, 10/06/2030 (Callable 08/06/2030) (c)	252,871
75,000	2.850%, 04/27/2031 (Callable 01/27/2031) (c)(e)	64,911
55,000	2.625%, 09/23/2031 (Callable 06/23/2031) (c)	46,783
10,000	Southern Copper Corp.
	6.750%, 04/16/2040	11,211
		894,728
	Multi Utilities - 0.86%
	Arizona Public Service Co.
110,000	6.350%, 12/15/2032 (Callable 09/15/2032)	119,462
55,000	5.550%, 08/01/2033 (Callable 05/01/2033)	56,955
	Berkshire Hathaway Energy Co.
65,000	6.125%, 04/01/2036	70,689
80,000	4.600%, 05/01/2053 (Callable 11/01/2052)	71,686
	Dominion Energy, Inc.
129,000	3.375%, 04/01/2030 (Callable 01/01/2030)	119,011
416,000	5.375%, 11/15/2032 (Callable 08/15/2032) (e)	428,221
10,000	6.300%, 03/15/2033	10,738
	NiSource, Inc.
474,000	3.600%, 05/01/2030 (Callable 02/01/2030)	441,868
25,000	5.400%, 06/30/2033 (Callable 03/30/2033)	25,844
70,000	Sempra
	3.400%, 02/01/2028 (Callable 11/01/2027)	66,837
		1,411,311
	Oil, Gas & Consumable Fuels - 3.04%
35,000	Atmos Energy Corp.
	5.900%, 11/15/2033 (Callable 08/15/2033)	38,068
50,000	Boston Gas Co.
	3.757%, 03/16/2032 (Callable 12/16/2031) (c)	44,529
45,000	Canadian Natural Resources Ltd.
	2.950%, 07/15/2030 (Callable 04/15/2030)	39,750
75,000	Cheniere Energy Partners LP
	4.500%, 10/01/2029 (Callable 10/01/2024)	71,680
65,000	Columbia Pipelines Holding Co., LLC
	6.042%, 08/15/2028 (Callable 07/15/2028) (c)	67,199
	Columbia Pipelines Operating Co., LLC
170,000	5.927%, 08/15/2030 (Callable 06/15/2030) (c)	176,152
105,000	6.036%, 11/15/2033 (Callable 08/15/2033) (c)	110,193
55,000	6.544%, 11/15/2053 (Callable 05/15/2053) (c)	60,902
	ConocoPhillips Co.
120,000	5.050%, 09/15/2033 (Callable 06/15/2033)	123,606
80,000	3.800%, 03/15/2052 (Callable 09/15/2051)	64,997
60,000	5.700%, 09/15/2063 (Callable 03/15/2063)	65,346
95,000	Diamondback Energy, Inc.
	6.250%, 03/15/2033 (Callable 12/15/2032)	101,673
	Enbridge, Inc.
75,000	6.000%, 11/15/2028 (Callable 10/15/2028)	78,870
270,000	5.700%, 03/08/2033 (Callable 12/08/2032)	281,323
	Energy Transfer LP
100,000	6.050%, 12/01/2026 (Callable 11/01/2026)	102,836
30,000	6.100%, 12/01/2028 (Callable 11/01/2028)	31,540
45,000	5.250%, 04/15/2029 (Callable 01/15/2029)	45,422
335,000	6.400%, 12/01/2030 (Callable 10/01/2030)	358,557
50,000	Enterprise Products Operating LLC
	2.800%, 01/31/2030 (Callable 10/31/2029)	45,302
	Equinor ASA
95,000	3.625%, 04/06/2040 (Callable 10/06/2039)	82,373
70,000	3.700%, 04/06/2050 (Callable 10/06/2049)	58,164
186,624	Galaxy Pipeline Assets Bidco, Ltd.
	2.940%, 09/30/2040 (c)	154,120
200,000	Greensaif Pipelines Bidco Sarl
	6.129%, 02/23/2038 (c)	209,302
	Hess Corp.
80,000	7.875%, 10/01/2029	92,155
70,000	7.300%, 08/15/2031	80,951
100,000	KeySpan Gas East Corp.
	5.994%, 03/06/2033 (Callable 12/06/2032) (c)	101,997
	MPLX LP
180,000	2.650%, 08/15/2030 (Callable 05/15/2030)	155,665
70,000	5.200%, 03/01/2047 (Callable 09/01/2046)	65,085
	Occidental Petroleum Corp.
200,000	6.625%, 09/01/2030 (Callable 03/01/2030)	212,946
19,000	6.125%, 01/01/2031 (Callable 07/01/2030) (e)	19,749
10,000	7.500%, 05/01/2031	11,226
	ONEOK, Inc.
45,000	4.350%, 03/15/2029 (Callable 12/15/2028)	43,819
175,000	3.100%, 03/15/2030 (Callable 12/15/2029)	157,424
30,000	6.100%, 11/15/2032 (Callable 08/15/2032)	31,956
45,000	Ovintiv, Inc.
	7.375%, 11/01/2031	49,705
60,000	Pioneer Natural Resources Co.
	5.100%, 03/29/2026	60,476
45,000	Plains All American Pipeline LP / PAA Finance Corp.
	3.550%, 12/15/2029 (Callable 09/15/2029)	41,512
100,000	Sabine Pass Liquefaction LLC
	4.500%, 05/15/2030 (Callable 11/15/2029)	97,840
	Southern California Gas Co.
300,000	5.200%, 06/01/2033 (Callable 03/01/2033) (e)	309,315
50,000	5.750%, 06/01/2053 (Callable 12/01/2052)	52,901
35,000	Southern Co. Gas Capital Corp.
	5.750%, 09/15/2033 (Callable 03/15/2033)	36,861
	Targa Resources Corp.
50,000	6.150%, 03/01/2029 (Callable 02/01/2029)	52,377
15,000	6.125%, 03/15/2033 (Callable 12/15/2032)	15,836
280,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
	4.000%, 01/15/2032 (Callable 07/15/2026)	256,477
245,000	The Brooklyn Union Gas Co.
	4.866%, 08/05/2032 (Callable 05/05/2032) (c)	229,793
	The Williams Companies, Inc.
95,000	2.600%, 03/15/2031 (Callable 12/15/2030)	81,401
130,000	4.650%, 08/15/2032 (Callable 05/15/2032)	126,884
120,000	5.650%, 03/15/2033 (Callable 12/15/2032)	125,679
25,000	Transcontinental Gas Pipe Line Co., LLC
	3.250%, 05/15/2030 (Callable 02/15/2030)	22,705
40,000	Western Midstream Operating LP
	4.050%, 02/01/2030 (Callable 11/01/2029)	37,554
		4,982,193
	Personal Products - 0.16%
275,000	Haleon US Capital LLC
	3.375%, 03/24/2027 (Callable 02/24/2027)	264,911
	Pharmaceuticals - 0.17%
	Royalty Pharma PLC
260,000	2.200%, 09/02/2030 (Callable 06/02/2030)	219,186
15,000	2.150%, 09/02/2031 (Callable 06/02/2031)	12,268
60,000	3.350%, 09/02/2051 (Callable 03/02/2051)	40,787
		272,241
	Semiconductors & Semiconductor Equipment - 0.19%
120,000	Intel Corp.
	5.050%, 08/05/2062 (Callable 02/05/2062)	119,395
	Marvell Technology, Inc.
30,000	2.450%, 04/15/2028 (Callable 02/15/2028)	27,122
45,000	5.950%, 09/15/2033 (Callable 06/15/2033)	47,872
125,000	NVIDIA Corp.
	3.500%, 04/01/2040 (Callable 10/01/2039)	108,765
		303,154
	Software - 0.39%
	Oracle Corp.
55,000	2.300%, 03/25/2028 (Callable 01/25/2028)	50,176
20,000	6.150%, 11/09/2029 (Callable 09/09/2029)	21,559
50,000	2.950%, 04/01/2030 (Callable 01/01/2030)	45,185
185,000	4.300%, 07/08/2034 (Callable 01/08/2034)	173,398
25,000	3.900%, 05/15/2035 (Callable 11/15/2034)	22,367
50,000	3.800%, 11/15/2037 (Callable 05/15/2037)	42,651
107,000	3.600%, 04/01/2040 (Callable 10/01/2039)	85,742
187,000	3.600%, 04/01/2050 (Callable 10/01/2049)	139,279
65,000	4.100%, 03/25/2061 (Callable 09/25/2060)	49,864
		630,221
	Specialty Retail - 0.43%
145,000	AutoZone, Inc.
	6.550%, 11/01/2033 (Callable 08/01/2033)	161,391
215,000	O'Reilly Automotive, Inc.
	4.700%, 06/15/2032 (Callable 03/15/2032)	213,191
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
110,000	5.750%, 05/24/2026 (Callable 04/24/2026) (c)	110,990
50,000	6.050%, 08/01/2028 (Callable 07/01/2028) (c)	51,951
20,000	6.200%, 06/15/2030 (Callable 04/15/2030) (c)	21,059
155,000	4.400%, 07/01/2027 (Callable 06/01/2027) (c)	151,358
		709,940
	Textiles, Apparel & Luxury Goods - 0.04%
65,000	Tapestry, Inc.
	7.050%, 11/27/2025	66,528

	Tobacco - 0.54%
	Philip Morris International, Inc.
30,000	5.125%, 11/17/2027 (Callable 10/17/2027)	30,577
250,000	4.875%, 02/15/2028 (Callable 01/15/2028) (e)	253,050
45,000	5.625%, 11/17/2029 (Callable 09/17/2029)	47,269
220,000	5.125%, 02/15/2030 (Callable 12/15/2029)	224,223
190,000	5.375%, 02/15/2033 (Callable 11/15/2032)	195,192
130,000	5.625%, 09/07/2033 (Callable 06/07/2033)	136,073
		886,384
	Wireless Telecommunication Services - 0.35%
105,000	Rogers Communications Inc/Ontario
	3.800%, 03/15/2032 (Callable 12/15/2031)	96,767
	T-Mobile USA, Inc.
65,000	2.050%, 02/15/2028 (Callable 12/15/2027) (e)	58,733
210,000	3.875%, 04/15/2030 (Callable 01/15/2030) (e)	199,366
110,000	5.050%, 07/15/2033 (Callable 04/15/2033)	111,104
100,000	5.750%, 01/15/2034 (Callable 10/15/2033)	106,358
		572,328
	Total Corporate Obligations (Cost $46,356,742)	45,286,530

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.92%
	Bermuda Government International Bond
200,000	2.375%, 08/20/2030 (Callable 05/20/2030)	172,178
200,000	5.000%, 07/15/2032 (Callable 04/15/2032) (c)	198,900
	Hungary Government International Bond
200,000	6.125%, 05/22/2028 (c)	208,261
210,000	5.250%, 06/16/2029 (c)	211,570
	Romanian Government International Bond
246,000	3.000%, 02/27/2027 (c)	229,591
338,000	3.000%, 02/14/2031	288,397
200,000	Saudi Government International Bond
	5.000%, 01/18/2053 (c)	188,847
	Total Foreign Government Debt Obligations (Cost $1,595,054)	1,497,744

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 39.91%
	Federal Home Loan Mortgage Corp.
311	Pool #G1-3624 5.000%, 08/01/2024	313
82,000	Series K-068, 3.244%, 08/25/2027 (Callable 10/25/2027)	78,928
332,756	Series K-110, 1.696%, 04/25/2030 (Callable 02/25/2030) (b)(j)	27,054
1,317,404	Series K-111, 1.570%, 05/25/2030 (Callable 04/25/2030) (b)(j)	102,894
929,016	Series K-114, 1.115%, 06/25/2030 (Callable 03/25/2030) (b)(j)	53,672
297,553	Series K-122, 0.879%, 11/25/2030 (Callable 08/25/2030) (b)(j)	14,071
42,513	Series 2329, 6.500%, 06/15/2031	43,160
23,050	Series 2338, 6.500%, 07/15/2031	23,930
18,284	Pool #78-0447 5.159% (1 Year CMT Rate + 2.250%, 2.250% Floor, 9.360% Cap), 04/01/2033 (a)	18,572
42	Pool #A4-3129 5.500%, 02/01/2036	44
15,447	Series 4216, 1.700%, 10/15/2039	15,126
25,968	Series 3883, 3.000%, 05/15/2041	24,597
103,158	Pool #U9-0688 4.000%, 05/01/2042	100,550
183,430	Pool #Q4-9389 3.500%, 07/01/2047	171,705
158,216	Pool #Q5-2093 3.500%, 11/01/2047	148,103
348,387	Series 5170, 2.000%, 07/25/2050	297,998
1,625,516	Pool #SD-8123 3.000%, 01/01/2051	1,441,957
1,802,615	Pool #QC-8858 2.500%, 10/01/2051	1,554,348
4,697,230	Pool #QD-4104 2.000%, 01/01/2052	3,848,662
144,666	Pool #QE-0827 2.000%, 04/01/2052	118,400
1,052,480	Pool #SD-8246 5.000%, 09/01/2052	1,043,657
	Federal National Mortgage Association
72,257	Pool #AJ8325 3.000%, 12/01/2026	70,414
361	Pool #544859 4.780% (11th District Cost of Funds Index + 1.695%, 1.695% Floor, 13.695% Cap), 08/01/2029 (a)	357
709,835	Series K-104, 1.124%, 01/25/2030 (Callable 04/25/2030) (b)(j)	37,907
15,988	Pool #BC4938 2.500%, 04/01/2031	15,149
30,060	Pool #786848 7.000%, 10/01/2031	31,030
1,142	Pool #727181 5.000%, 08/01/2033	1,163
572	Pool #730727 5.000%, 08/01/2033	582
185	Pool #741862 5.500%, 09/01/2033	191
208	Pool #766197 5.500%, 02/01/2034	215
51	Pool #776974 5.500%, 04/01/2034	52
28,833	Pool #888504 5.006% (1 Year CMT Rate + 2.006%, 2.006% Floor, 9.222% Cap), 04/01/2034 (a)	29,067
95,825	Pool #MA1870 4.500%, 04/01/2034	95,633
2,251	Pool #775776 5.500%, 05/01/2034	2,321
1,395,981	Series 2019-M21, 1.162%, 06/25/2034 (b)(j)	89,160
72,919	Pool #802783 5.862% (12 Month LIBOR USD + 1.612%, 1.612% Floor, 10.271% Cap), 10/01/2034 (a)	72,672
1,538	Pool #781629 5.500%, 12/01/2034	1,586
1,458	Pool #822815 5.500%, 04/01/2035	1,499
2,180	Pool #357850 5.500%, 07/01/2035	2,247
1,430	Pool #820242 5.000%, 07/01/2035	1,456
243	Pool #838452 5.500%, 09/01/2035	246
3,300,000	Pool #TBA 1.500%, 01/15/2036 (h)	2,873,320
1,587	Pool #865854 6.000%, 03/01/2036	1,659
2,271	Pool #891474 6.000%, 04/01/2036	2,355
966	Pool #906000 6.000%, 01/01/2037	1,008
23	Pool #928062 5.500%, 02/01/2037	24
25	Pool #899119 5.500%, 04/01/2037	25
134,503	Pool #AS9772 3.500%, 06/01/2037	128,482
59	Pool #970131 5.500%, 03/01/2038	61
36	Pool #985108 5.500%, 07/01/2038	37
45	Pool #964930 5.500%, 08/01/2038	46
22	Pool #987032 5.500%, 08/01/2038	23
20	Pool #968371 5.500%, 09/01/2038	20
14	Pool #993050 5.500%, 12/01/2038	15
6,178	Pool #993579 4.000%, 05/01/2039	5,989
1,051	Pool #AA5840 4.000%, 06/01/2039	1,026
23,379	Pool #AA8715 4.000%, 06/01/2039	22,837
62,848	Pool #AD0586 4.500%, 12/01/2039	62,804
143,032	Pool #AD4062 5.000%, 05/01/2040	145,515
122,829	Pool #AD6929 5.000%, 06/01/2040	125,001
3,054	Pool #AD9896 4.000%, 08/01/2040	2,982
3,774	Pool #AB1500 4.000%, 09/01/2040	3,687
3,626	Pool #AD9856 4.000%, 09/01/2040	3,539
1,712	Pool #AE2559 4.000%, 09/01/2040	1,673
598	Pool #AE2562 4.000%, 09/01/2040	583
414	Pool #AE2566 4.000%, 09/01/2040	405
6,783	Pool #AE4124 4.000%, 10/01/2040	6,626
3,894	Pool #AE4888 4.000%, 10/01/2040	3,803
5,204	Pool #AE3916 4.000%, 11/01/2040	5,084
733	Pool #AE5147 4.000%, 11/01/2040	716
9,030	Pool #AE8715 4.000%, 11/01/2040	8,815
1,293	Pool #AH0006 4.000%, 12/01/2040	1,262
4,375	Pool #AH0020 4.000%, 12/01/2040	4,270
5,531	Pool #AH0599 4.000%, 12/01/2040	5,398
1,123	Pool #AH0601 4.000%, 12/01/2040	1,097
4,333	Pool #AH1263 4.000%, 01/01/2041	4,226
19,562	Pool #AL5233 4.000%, 01/01/2041	19,109
8,100,000	Pool #TBA 6.000%, 01/15/2041 (h)	8,231,625
2,000,000	Pool #TBA 4.000%, 01/15/2041 (h)	1,894,297
3,518,000	Pool #TBA 4.500%, 01/15/2041 (h)	3,414,521
3,300,000	Pool #TBA 5.000%, 01/15/2041 (h)	3,268,805
6,805,000	Pool #TBA 5.500%, 01/15/2041 (h)	6,840,620
1,079	Pool #AH4659 4.000%, 02/01/2041	1,054
20,554	Pool #AH5653 4.000%, 02/01/2041	20,057
29,705	Pool #AL0934 5.000%, 02/01/2041	30,229
50,545	Pool #AD1889 4.500%, 03/01/2041	50,546
3,691	Pool #AH6150 4.000%, 03/01/2041	3,596
28,095	Pool #AL0215 4.500%, 04/01/2041	28,101
23,462	Pool #AL0187 5.000%, 05/01/2041	23,877
4,273	Pool #AL0456 5.000%, 06/01/2041	4,349
19,825	Pool #AI8842 4.500%, 08/01/2041	19,829
14,980	Pool #AL0815 4.000%, 09/01/2041	14,617
15,375	Series 2012-21, 2.000%, 09/25/2041	14,044
7,237	Pool #AJ1562 4.000%, 10/01/2041	7,048
3,295	Pool #AJ1972 4.000%, 10/01/2041	3,219
188,168	Pool #AJ2212 4.500%, 10/01/2041	188,132
7,831	Pool #AJ4756 4.000%, 10/01/2041	7,635
6,057	Pool #AJ3330 4.000%, 11/01/2041	5,902
5,575	Pool #AJ4549 4.000%, 11/01/2041	5,436
5,754	Pool #AJ4698 4.000%, 11/01/2041	5,607
10,418	Pool #AJ5424 4.000%, 11/01/2041	10,159
3,321	Pool #AJ7840 4.000%, 11/01/2041	3,243
6,512	Pool #AB3995 4.000%, 12/01/2041	6,351
6,182	Pool #AI0848 4.000%, 12/01/2041	6,023
5,001	Pool #AJ4187 4.000%, 12/01/2041	4,872
5,848	Pool #AJ5736 4.000%, 12/01/2041	5,708
3,293	Pool #AJ5968 4.000%, 12/01/2041	3,209
5,965	Pool #AJ6061 4.000%, 12/01/2041	5,804
5,402	Pool #AJ7868 4.000%, 12/01/2041	5,263
10,314	Pool #AJ8104 4.000%, 12/01/2041	10,075
8,152	Pool #AJ8109 4.000%, 12/01/2041	7,943
3,703	Pool #AJ8171 4.000%, 12/01/2041	3,618
8,683	Pool #AJ8341 4.000%, 12/01/2041	8,460
11,961	Pool #AJ8436 4.000%, 12/01/2041	11,672
4,957	Pool #AJ8912 4.000%, 12/01/2041	4,830
5,343	Pool #AJ9248 4.000%, 12/01/2041	5,220
27,080	Series 2012-18, 2.000%, 12/25/2041	24,494
515,000	Series 2022-90, 4.500%, 12/25/2041	500,682
3,845	Pool #AJ2446 4.000%, 01/01/2042	3,747
8,962	Pool #AJ7538 4.000%, 01/01/2042	8,738
2,616	Pool #AJ8001 4.000%, 01/01/2042	2,549
6,916	Pool #AJ8369 4.000%, 01/01/2042	6,738
7,800	Pool #AJ9162 4.000%, 01/01/2042	7,600
39,425	Pool #AJ9330 4.000%, 01/01/2042	38,463
2,125	Pool #AJ9779 4.000%, 01/01/2042	2,075
6,511	Pool #AK0170 4.000%, 01/01/2042	6,344
14,811	Pool #AK0543 4.000%, 01/01/2042	14,431
6,542	Pool #AK0563 4.000%, 01/01/2042	6,374
11,241	Pool #AK1827 4.000%, 01/01/2042	10,953
91,616	Pool #AL2752 5.000%, 03/01/2042	93,151
24,821	Series 2012-52, 3.500%, 05/25/2042	23,803
16,025	Pool #AB5529 4.000%, 07/01/2042	15,726
54,884	Pool #AB6228 3.500%, 09/01/2042	51,952
369,343	Series 2012-120 ZB, 3.500%, 11/25/2042	342,756
52,273	Series 415, 3.000%, 11/25/2042	48,554
98,977	Series 4961, 2.500%, 12/15/2042	89,291
153,793	Pool #AQ9316 2.500%, 01/01/2043	135,586
31,182	Series 2015-48, 3.000%, 02/25/2043	29,754
402,711	Pool #AT2720 3.000%, 05/01/2043	370,897
247,188	Pool #AT5900 3.000%, 06/01/2043	227,659
21,746	Series 2013-77, 1.700%, 06/25/2043	20,960
154,196	Pool #AU1625 3.500%, 07/01/2043	145,016
23,109	Series 2017-26, 3.500%, 07/25/2044	22,583
170,885	Pool #AS5469 4.000%, 07/01/2045	165,022
238,514	Pool #AZ0832 4.000%, 07/01/2045	230,333
29,930	Pool #AS5597 3.500%, 08/01/2045	27,979
21,844	Series 2016-38, 3.000%, 01/25/2046	20,044
40,019	Series 2016-11, 2.500%, 03/25/2046	36,828
122,802	Pool #AS7170 3.500%, 05/01/2046	114,798
114,176	Pool #AS7242 3.500%, 05/01/2046	106,734
218,290	Pool #BC9468 3.000%, 06/01/2046	199,637
86,395	Pool #AS7492 4.000%, 07/01/2046	83,457
50,000	Pool #TBA 2.500%, 01/15/2047 (h)	42,582
154,813	Pool #AS8947 3.500%, 03/01/2047	144,722
217,000	Series 2017-16, 3.000%, 03/25/2047	185,719
15,443	Series 2017-34, 3.000%, 05/25/2047	14,679
19,569	Pool #MA3038 4.500%, 06/01/2047	19,386
1,221,313	Pool #CA0858 3.500%, 12/01/2047	1,141,693
56,424	Series 2018-23, 3.500%, 04/25/2048	53,466
364,307	Pool #BN5279 4.000%, 02/01/2049	351,607
58,752	Series 2019-07, 3.500%, 03/25/2049	55,793
73,633	Series 2019-14, 3.500%, 04/25/2049	69,971
63,582	Series 2019-45, 3.000%, 08/25/2049	57,684
1,150,000	Pool #TBA 2.000%, 01/15/2051 (h)	940,484
1,927,136	Pool #MA4307 3.000%, 04/01/2051	1,712,876
1,796,115	Pool #FM7678 2.500%, 06/01/2051	1,543,429
344,132	Pool #BT7155 2.000%, 08/01/2051	281,535
1,835,106	Pool #FS1108 2.500%, 09/01/2051	1,571,409
1,849,331	Pool #FM9491 2.500%, 11/01/2051	1,581,974
421,426	Pool #FS1069 2.000%, 12/01/2051	344,756
773,604	Pool #BV1380 2.000%, 01/01/2052	632,906
240,832	Pool #BT2317 2.000%, 03/01/2052	197,121
854,469	Pool #BV2993 2.000%, 04/01/2052	699,795
139,861	Pool #FS1598 2.000%, 04/01/2052	114,460
2,285,356	Pool #MA4577 2.000%, 04/01/2052	1,870,317
173,847	Pool #BV9804 2.000%, 05/01/2052	142,336
1,046,346	Pool #MA4761 5.000%, 09/01/2052	1,037,092
27,516	Series 2017-35, 3.500%, 04/25/2053	26,817
32,432	Series 2017-84, 3.500%, 04/25/2053	31,348
29,054	Series 2017-49, 4.000%, 07/25/2053	28,433
40,455	Series 2018-70, 3.500%, 10/25/2056	38,941
69,140	Series 2019-12, 3.500%, 11/25/2057	65,544
180,006	Series 2020-1, 3.500%, 08/25/2058	170,172
	Freddie Mac Structured Agency Credit Risk Debt Notes
27,273	Series 2022-HAQ2, 7.987% (SOFR30A + 2.650%, 0.000% Floor), 07/25/2042 (Callable 07/25/2027) (a)(c)	27,920
112,849	Series 2023-HAQ2 FLT, 7.337% (SOFR30A + 2.000%, 0.000% Floor), 06/25/2043 (Callable 06/25/2028) (a)(c)	113,874
	Government National Mortgage Association
5,133	Pool #614436X 5.000%, 08/15/2033	5,162
10,458	Pool #736686X 5.000%, 02/15/2039	10,557
266,037	Pool #723248X 5.000%, 10/15/2039	268,767
1,044	Series 2015-56, 1.500%, 04/16/2040	1,041
2,300,000	Pool #TBA 5.000%, 01/15/2041 (h)	2,286,703
96,830	Pool #783403X 3.500%, 09/15/2041	91,379
2,250,000	Pool #TBA 4.000%, 01/15/2042 (h)	2,149,805
26,978	Series 2013-37, 2.000%, 01/20/2042	25,516
20,780	Pool #MA4587M 4.000%, 07/20/2047	20,051
60,060	Pool #MA4652M 3.500%, 08/20/2047	56,629
111,840	Pool #MA4778M 3.500%, 10/20/2047	105,433
78,760	Pool #MA4779M 4.000%, 10/20/2047	75,983
91,607	Pool #MA4780M 4.500%, 10/20/2047	90,792
1,292,483	Pool #MA7051M 2.000%, 12/20/2050	1,096,257
2,379,133	Pool #MA7650M 3.000%, 10/20/2051	2,158,344
1,201,188	Pool #MA8199M 3.500%, 08/20/2052	1,119,219
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $66,801,527)	65,317,993

	MUNICIPAL DEBT OBLIGATIONS - 1.75%
60,000	California, GO,
	7.300%, 10/01/2039	72,668
101,882	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	Series B, 6.899%, 12/01/2040	116,120
20,000	Chicago Transit Authority Sales Tax Receipts Fund
	3.912%, 12/01/2040	17,348
203,414	Commonwealth of Massachusetts
	4.110%, 07/15/2031	201,863
	County of Riverside CA
345,000	2.963%, 02/15/2027	327,997
345,000	3.070%, 02/15/2028	325,502
155,000	Dallas Fort Worth International Airport
	Series A, 4.507%, 11/01/2051 (Callable 11/01/2032)	145,118
125,000	District of Columbia
	3.432%, 04/01/2042	100,195
	Metropolitan Transportation Authority
255,000	5.175%, 11/15/2049	249,644
100,000	5.000%, 11/15/2050 (Callable 05/15/2030)	105,164
60,000	New York State Thruway Authority - Class M
	2.900%, 01/01/2035	52,313
265,000	New York Transportation Development Corp.
	4.248%, 09/01/2035	258,452
355,000	Philadelphia Authority for Industrial Development
	6.550%, 10/15/2028	378,531
250,000	State Board of Administration Finance Corp.
	1.258%, 07/01/2025	237,276
225,000	Texas Natural Gas Securitization Finance Corp.
	5.102%, 04/01/2035	229,514
35,000	University of California Medical Center, Series H Revenue Bond,
	6.548%, 05/15/2048	40,988
	Total Municipal Debt Obligations (Cost $3,025,502)	2,858,693

	U.S. TREASURY OBLIGATIONS - 24.01%
	U.S. Treasury Bonds - 14.55%
1,599,737	0.250%, 07/15/2029 (f)	1,481,690
108,001	0.125%, 07/15/2030 (f)	97,837
187,414	1.375%, 07/15/2033 (f)	182,457
2,190,000	3.375%, 08/15/2042	1,960,777
2,820,000	3.125%, 02/15/2043	2,420,463
1,865,000	3.625%, 08/15/2043	1,721,482
795,000	3.750%, 11/15/2043	745,918
2,220,000	3.125%, 08/15/2044	1,887,737
810,000	2.500%, 02/15/2045	616,138
240,000	3.000%, 11/15/2045	198,333
950,000	2.500%, 02/15/2046	716,155
2,510,000	3.000%, 02/15/2047	2,061,583
1,050,000	2.750%, 11/15/2047	821,276
500,000	3.000%, 02/15/2048	409,414
2,220,000	3.125%, 05/15/2048	1,858,470
1,471,966	0.250%, 02/15/2050 (f)	970,253
2,996,000	1.250%, 05/15/2050	1,624,511
390,000	1.375%, 08/15/2050	218,621
1,020,000	1.625%, 11/15/2050	611,263
1,660,000	3.000%, 08/15/2052	1,364,572
1,225,000	3.625%, 02/15/2053	1,136,881
695,000	4.125%, 08/15/2053	706,022
		23,811,853
	U.S. Treasury Notes - 9.46%
4,340,000	2.000%, 11/15/2026 (i)	4,105,538
5,260,000	1.875%, 02/28/2029	4,774,477
775,000	3.250%, 06/30/2029	751,069
1,030,000	1.375%, 11/15/2031	856,932
1,075,000	2.875%, 05/15/2032	998,154
2,320,000	2.750%, 08/15/2032	2,129,053
1,245,000	3.875%, 08/15/2033	1,246,167
590,000	4.500%, 11/15/2033	620,745
		15,482,135
	Total U.S. Treasury Obligations (Cost $45,429,272)	39,293,988

Number of Shares
	SHORT TERM INVESTMENTS - 1.08%
	Money Market Funds - 1.08%
1,771,075	JPMorgan US Government Money Market Fund
	Effective Yield, 5.29% (d)	1,771,075
	Total Short Term Investments (Cost $1,771,075)	1,771,075

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.92%
1,511,867	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.55% (d)	1,511,867
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $1,511,867)	1,511,867

	Total Investments (Cost $207,706,652) - 119.82%	196,101,350
	Liabilities in Excess of Other Assets - (19.82)%	-32,438,043
	TOTAL NET ASSETS - 100.00%	$163,663,307

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.
(a)
Variable rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. The rate reported is the rate in effect as of December 31, 2023.

(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2023.
(c)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $42,322,200 which represents 25.86% of total net assets.

(d)	Seven-day yield as of December 31, 2023.
(e)	All or portion of this security is on loan.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $2,427,902, which represents 1.48% of total net assets.
(h)	Security purchased on a when-issued basis. On December 31, 2023, the total value of investments purchased on a when-issued basis was $31,942,762 or 19.52% of total net assets.
(i)	All or a portion of this security is held as collateral for certain swap, options written and futures contracts. The approximate value of the portion of this security held as collateral is $1,204,638.
(j)
Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2023. These securities are considered liquid pursuant to the Fund’s liquidity guidelines and the value of these securities total $1,279,406, which represents 0.78% of total net assets.

(k)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2023.

Glossary of Terms
LIBOR	- London Interbank Offered Rate
CMT	- Constant Maturing Treasury Rate
SOFR	- Secured Overnight Financing Rate
TSFR	- Term Secured Overnight Financing Rate

GuideMark® Core Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
December 31, 2023

Description	Number of Contracts Purchased / (Sold)	Long/Short	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Bond Future	48	Long	9,883,875	Mar-24	$104,538
U.S. Treasury 5 Year Bond Future	52	Long	5,656,219	Mar-24	140,426
U.S. Treasury 10 Year Note Future	(32)	Short	(3,612,500)	Mar-24	(118,062)
U.S. Treasury Ultra 10 Year Note Future	(63)	Short	(7,434,984)	Mar-24	(334,113)
U.S. Treasury Long Bond Future	(11)	Short	(1,374,313)	Mar-24	(105,641)
U.S. Treasury Ultra Bond Future	(26)	Short	(3,473,438)	Mar-24	(335,901)
					$(648,753)

GuideMark® Core Fixed Income Fund
SCHEDULE OF OPEN SWAP CONTRACTS (Unaudited)
Interest Rate Swaps
December 31, 2023
		Floating	Fixed	Fixed					Upfront
Pay/Receive		Payment	Pay	Payment	Maturity		Notional	Fair	Premiums
Floating Rate	Floating Rate Index and Rate at 12/31/2023	Frequency	Rate	Frequency	Date	Counterparty	Amount	Value	Paid (Received)
Receive	USD-SOFR-COMPOUND* 5.38%	Annually	1.5600%	Annually	12/15/2051	Morgan Stanley	$565,000	$181,665	$(3,277)
Receive	USD-SOFR-COMPOUND* 5.38%	Annually	3.5900%	Annually	9/20/2053	Morgan Stanley	$680,000	$(33,227)	$2,895
Receive	USD-SOFR-COMPOUND* 5.38%	Annually	2.9700%	Annually	3/15/2053	Morgan Stanley	$990,000	$66,637	$3,115
Receive	USD-SOFR-COMPOUND* 5.38%	Annually	2.8800%	Annually	3/15/2053	Morgan Stanley	$310,000	$25,994	$3,532
								$241,069	$6,265
*	Centrally cleared swap, clearing agent: ICE